FINANCIAL ASSETS	6 Months Ended
Jun. 30, 2026
Financial Assets
FINANCIAL ASSETS

5.	FINANCIAL ASSETS

The breakdown of the carrying amount of the items presented under this heading as of June 30, 2026 and December 31, 2025 is as follows:

06/30/2026	Financial assets at amortized cost	Carrying amount	Fair value
Current assets:	84,468	84,468	84,468
Trade receivables and other current assets (Note 6)	11,792	11,792	11,792
Current financial assets	10,142	10,142	10,142
Cash and cash equivalents	62,534	62,534	62,534

12/31/2025	Financial assets at amortized cost	Carrying amount	Fair value
Current assets:	67,483	67,482	67,482
Trade receivables and other current assets (Note 6)	7,841	7,841	7,841
Current financial assets	9,659	9,659	9,659
Cash and cash equivalents	49,983	49,983	49,983

Cash and cash equivalents includes reserved cash in certain jurisdictions (Spain, Colombia and the City of Buenos Aires) where regulation requires the Company to maintain a cash reserve equal to the amount that the customer has in his or her online wallet. As of June 30, 2026, and December 31, 2025, reserved cash amounted to €4,615 and €5,205 thousand euros, respectively.

Trade receivables and other current assets mainly comprise VAT recoverable from the tax authorities amounting to €7,821 and €5,405 thousand euros as of June 30, 2026 and December 31, 2025, respectively. The balance also includes deposits made by customers through retail sport betting terminals, owned by other entities of Codere Group, to their online wallets and amounted to €2,904 and €954 thousand euros as of June 30, 2026 and December 31, 2025, respectively.

Current financial assets mainly correspond to “in transit” deposits made by customers through payment service providers to their online wallets and amounted to €8,692 and €8,461 thousand euros as of June 30, 2026 and December 31, 2025, respectively. These deposits are normally settled and appear in the Company’s bank accounts between one to fifteen days after the transaction, depending on each payment service provider.

The expected credit losses recognized on current financial assets as of June 30, 2026 and December 31, 2025 amounted to €163 thousand euros.